Financial Instruments and Risk Management - Financial Derivative Contracts (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Financial derivatives	$ 79.3
Current asset	$ 79.3
Derivative price/unit	10.00
Oil Fixed Sell Jan 2019 To Dec 2019
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (8.0)
Volume	2,000
Oil Three Way Option Jan 2019 to Dec 2019 - 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 7.0
Volume	2,000
Oil Three Way Option Jan 2019 to Dec 2019 - 2
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (4.0)
Volume	1,000
Oil Three Way Option Jan 2019 to Dec 2019 - 3
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (4.1)
Volume	1,000
Oil Three Way Option Jan 2019 to Dec 2019 - 4
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (4.1)
Volume	1,000
Oil Three Way Option Jan 2019 to Dec 2019 - 5
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (8.3)
Volume	2,000
Oil Three Way Option Jan 2019 to Dec 2019 - 6
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (8.4)
Volume	2,000
Oil Three Way Option Jan 2019 to Dec 2019 - 7
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (9.1)
Volume	2,000
Oil Three Way Option Jan 2019 to Dec 2019 - 8
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (4.3)
Volume	1,000
Oil Three Way Option Jan 2019 to Dec 2019 - 9
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (4.4)
Volume	1,000
Oil Three Way Option Jan 2019 to Dec 2019 - 10
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (4.5)
Volume	1,000
Oil Three Way Option Jan 2019 to Dec 2019 - 11
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (3.1)
Volume	1,000
Oil Three Way Option Jan 2019 to Dec 2019 - 12
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (3.7)
Volume	1,000
Oil Three Way Option Jan 2019 to Dec 2019 - 13
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (4.0)
Volume	1,000
Oil Three Way Option Jan 2019 to Dec 2019 - 14
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ 0.0
Oil Basis Swap Mar 2019 To Jun 2019
Disclosure of detailed information about financial instruments [line items]
Volume	2,000
Oil Basis Swap Jul 2019 To Sep 2019
Disclosure of detailed information about financial instruments [line items]
Volume	2,000
Oil Basis Swap Oct 2019 To Dec 2019
Disclosure of detailed information about financial instruments [line items]
Volume	4,000
Oil Basis Swap Apr To Jun 2019
Disclosure of detailed information about financial instruments [line items]
Volume	4,000
Natural Gas Fixed Sell Jan 2019 To Mar 2019, GJ/d
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (0.4)
Volume	5,000
Natural Gas Fixed Sell Jan 201 To Dec 2019, MMBTU/d
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (0.8)
Volume	5,000
Natural Gas Fixed Sell Jan 2019 To Mar 2019, MMBTU/d
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (0.8)
Volume	10,000
Natural Gas Fixed Sell Apr 2019 To Jun 2019, MMBTU/d
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (0.1)
Volume	10,000
Natural Gas Fixed Sell Jul 2019 To Sep 2019, MMBTU/d
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (0.1)
Volume	10,000
Natural Gas Fixed Sell Oct 2019 To Dec 2019, MMBTU/d
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	$ (0.1)
Volume	10,000
Commodity price risk | Oil Price
Disclosure of detailed information about financial instruments [line items]
Potential impact of crude oil price changes	100.00%
Potential impact of natural gas price changes	$ (2.9)
Commodity price risk | Natural Gas Price
Disclosure of detailed information about financial instruments [line items]
Potential impact of crude oil price changes	25.00%
Potential impact of natural gas price changes	$ (1.5)
Price One
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 0.0
Derivative price/unit	70.00
Price One | Oil Fixed Sell Jan 2019 To Dec 2019
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	62.85
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 1
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	70.00
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 2
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	72.60
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 3
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	72.50
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 4
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	73.00
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 5
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	73.00
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 6
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	74.00
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 7
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	75.00
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 8
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	75.00
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 9
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	76.00
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 10
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	78.00
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 11
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	75.50
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 12
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	77.55
Price One | Oil Three Way Option Jan 2019 to Dec 2019 - 13
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	83.00
Price One | Oil Basis Swap Mar 2019 To Jun 2019
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	14.75
Price One | Oil Basis Swap Jul 2019 To Sep 2019
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	13.65
Price One | Oil Basis Swap Oct 2019 To Dec 2019
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	17.38
Price One | Oil Basis Swap Apr To Jun 2019
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	20.88
Price One | Natural Gas Fixed Sell Jan 2019 To Mar 2019, GJ/d
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.25
Price One | Natural Gas Fixed Sell Jan 201 To Dec 2019, MMBTU/d
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.15
Price One | Natural Gas Fixed Sell Jan 2019 To Mar 2019, MMBTU/d
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.82
Price One | Natural Gas Fixed Sell Apr 2019 To Jun 2019, MMBTU/d
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.79
Price One | Natural Gas Fixed Sell Jul 2019 To Sep 2019, MMBTU/d
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.79
Price One | Natural Gas Fixed Sell Oct 2019 To Dec 2019, MMBTU/d
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.88
Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 0.0
Derivative price/unit	60.00
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 1
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 2
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	65.00
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 3
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	66.00
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 4
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	66.00
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 5
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	67.00
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 6
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	68.00
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 7
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	61.70
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 8
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	69.90
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 9
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	71.00
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 10
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	73.00
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 11
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	65.50
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 12
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	70.00
Price Two | Oil Three Way Option Jan 2019 to Dec 2019 - 13
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	73.00
Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 0.0
Derivative price/unit	50.00
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 1
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	50.00
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 2
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	55.00
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 3
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	56.00
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 4
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	56.00
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 5
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	57.00
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 6
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	58.00
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 7
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	49.00
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 8
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 9
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	61.00
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 10
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	63.00
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 11
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	55.50
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 12
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Price Three | Oil Three Way Option Jan 2019 to Dec 2019 - 13
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	63.00